                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ROXBURY CAPITAL MANAGEMENT
Address:  100 WILSHIRE BLVD.
          SUITE 600
          SANTA MONICA, CA 90401

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   EDWARD M. SHIPE
Title:  CFO
Phone:  310-971-5600

Signature, Place, and Date of Signing:

        /s/ EDWARD M. SHIPE
        -----------------------------
            Edward M. Shipe
            5/10/1999


Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  None

Form 13F Information Table Entry Total:  106

Form 13F Information Table Value Total:  $5,980,856,944
                                          (thousands)


List of Other Included Managers:

                            ROXBURY CAPITAL MANAGEMENT
                             FORM 13F QUARTERLY REPORT
                                 MARCH 31, 1999

                                                                                                                VOTING AUTHORITY
                            TITLE OF                   FAIR        SHARES/   SH/  PUT/  INVSTMT              -----------------------
SECURITY                     CLASS     CUSIP           VALUE       PRN AMT   PRN  CALL  DSCRETN  MANAGERS        SOLE    SHARE  NONE
--------                    --------  ---------     -----------   ---------  ---  ----  -------  --------    ----------  -----  ----
Abbott Labs                  Common   002824100         987,410      21,094                X                     21,094
Affiliated Managers Grp Inc. Common   008252108      13,416,780     516,030                X                    516,030
Amazon Com Inc               Common   023135106       3,380,951      19,635                X                     19,635
America Online               Common   02364J104     212,126,292   1,443,036                X                  1,443,036
American Express Co          Common   025816109     195,733,823   1,662,283                X                  1,662,283
American Home Prods          Common   026609107       2,382,539      36,514                X                     36,514
American Intl Group Inc      Common   026874107     149,779,878   1,241,647                X                  1,241,647
American Pwr Conversion      Common   029066107      11,263,320     417,160                X                    417,160
American Stores              Common   030096101         636,570      19,290                X                     19,290
Amerin Corp                  Common   03070X106       9,979,664     491,367                X                    491,367
Amgen Inc                    Common   031162100       1,185,117      15,829                X                     15,829
AT & T Corp                  Common   001957208      44,304,866     842,458                X                    842,458
Bed Bath Beyond              Common   075896100      18,187,950     498,300                X                    498,300
Biogen                       Common   090597105      21,981,356     192,296                X                    192,296
Bristol Myers Squibb         Common   110122108     132,379,395   2,064,557                X                  2,064,557
Campbell Soup Co             Common   134429109       4,615,629     113,434                X                    113,434
Canadian Natl Ry Co          Common   136375102         977,522      17,575                X                     17,575
Cardinal Health Inc          Common   14149Y108     135,765,894   2,057,059                X                  2,057,059
CBS                          Common   12490K107     139,267,839   3,412,591                X                  3,412,591
Century Business Systems     Common   156490104      16,005,187   1,462,997                X                  1,462,997
Chancellor Media Corp        Common   158915108      26,344,916     558,984                X                    558,984
Chase Manhattan Corp         Common   16161A108     118,357,222   1,454,556                X                  1,454,556
Cheesecake Factory           Common   163072101      12,717,056     535,455                X                    535,455
Cisco Systems Inc            Common   17275R102     216,788,015   1,978,715                X                  1,978,715
Citigroup Inc                Common   172967101     238,270,931   3,730,561                X                  3,730,561
CMAC Invt Corp               Common   125662106      11,906,505     305,295                X                    305,295
Coca-Cola Co                 Common   191216100     118,897,133   1,937,382                X                  1,937,382
Colgate Palmolive            Common   194162103      69,751,548     758,169                X                    758,169
Compaq Computer Corp         Common   204493100         453,294      14,304                X                     14,304
Costco                       Common   22160Q102     159,116,630   1,737,840                X                  1,737,840
CVS Corporation              Common   126650100     119,270,030   2,510,948                X                  2,510,948
Dayton Hudson                Common   239753106       1,490,489      22,373                X                     22,373
Dell Computer                Common   247025109     148,135,793   3,623,674                X                  3,623,674
Disney, Walt Company         Common   254687106      61,784,061   1,985,349                X                  1,985,349
Dollar General Corporation   Common   256669102      30,764,322     904,833                X                    904,833
DST Systems  Inc             Common   233326107      15,611,493     436,563                X                    436,563
E Trade Group Inc            Common   269246104       5,998,933     102,880                X                    102,880
Earthlink Network            Common   270322100      20,076,840     334,614                X                    334,614
Exxon Corp                   Common   302290101       1,218,924      17,275                X                     17,275
Fannie  Mae                  Common   313586109      74,593,122   1,077,157                X                  1,077,157
Federal Home Ln Mtg Corp     Common   313400301         235,779      11,028                X                     11,028
Federal National Mortgage    Common   313586109      12,847,235     331,029                X                    331,029
Fiserv Inc                   Common   337738108      29,206,785     816,973                X                    816,973
Freddie Mac                  Common   313400301      15,495,535     270,381                X                    270,381
General Electric             Common   369604103     127,366,770   1,151,286                X                  1,151,286
Gillette                     Common   375766102     179,017,112   3,011,728                X                  3,011,728
Greenpoint Financial         Common   395384100      15,069,755     433,662                X                    433,662
Guidant Corporation          Common   401698105     214,905,862   3,552,163                X                  3,552,163
H N C Software Inc           Common   40425P107      18,878,574     576,445                X                    576,445
                                                  -------------
PAGE TOTAL                                        3,178,928,645


Hartford Financial           Common   416515104         575,485      10,130                X                     10,130
Heftel Broadcasting          Common   422799106      13,444,633     309,927                X                    309,927
Home Depot                   Common   437076102     216,177,131   3,472,725                X                  3,472,725
Infinity                     Common   45662S102      23,505,476     912,834                X                    912,834
Intel Corp                   Common   458140100     124,583,803   2,095,959                X                  2,095,959
Interim Services             Common   45868P100       8,217,720     547,848                X                    547,848
Interpublic Group            Common   460690100       1,435,611      18,436                X                     18,436
Intuit Inc                   Common   461202103      14,223,531     139,789                X                    139,789
Johnson & Johnson            Common   478160104       3,581,518      38,305                X                     38,305
Kansas City Southern         Common   485170104      50,039,616     877,888                X                    877,888
Lehman Bros Hldg Inc         Common   524908100       1,482,995      24,820                X                     24,820
Lilly, Eli and Co            Common   532457108      93,037,138   1,096,102                X                  1,096,102
Linens'N Things              Common   535679104      19,187,654     422,915                X                    422,915
Lucent Technologies Inc      Common   549463107       2,532,060      46,890                X                     46,890
Macerich Co Reit             Common   554382101      13,295,591     585,967                X                    585,967
MBNA Corp                    Common   55262L100         311,347      13,038                X                     13,038
MCI                          Common   552673105     187,806,624   2,120,671                X                  2,120,671
Medtronic Inc                Common   585055106     203,144,436   2,826,554                X                  2,826,554
Mellon Bank Corp             Common   585509102         865,903      12,305                X                     12,305
Merck & Company Inc          Common   589331107      14,567,579     181,822                X                    181,822
Merrill Lynch Inc            Common   590188108       2,259,405      25,530                X                     25,530
Meyer Fred                   Common   592907109         656,695      11,155                X                     11,155
Microsoft Corp               Common   594918104     185,134,081   2,065,537                X                  2,065,537
Monsanto Co                  Common   611662107     125,641,168   2,734,897                X                  2,734,897
Morgan Stanly Dn Wttr        Common   617446448     203,748,078   2,038,704                X                  2,038,704
National Data Corp           Common   635621105      23,217,054     552,787                X                    552,787
Nationwide Financial Serv
  Inc                        Common   638612101      27,530,706     655,493                X                    655,493
Office Depot                 Common   676220106      22,419,272     898,208                X                    898,208
Oracle                       Common   68389X105     114,136,710   4,326,638                X                  4,326,638
Orthodontic Centers          Common   68750P103      25,488,918   1,618,344                X                  1,618,344
Parametric Technology Corp   Common   699173100      61,938,864   3,136,145                X                  3,136,145
Pepsico Inc                  Common   713448108         411,613      10,503                X                     10,503
Pfizer Inc                   Common   717081103     147,723,934   1,064,677                X                  1,064,677
Procter & Gamble             Common   742718109      67,659,792     690,829                X                    690,829
Rayovac Corp                 Common   755081106      19,562,915     709,830                X                    709,830
Schering Plough Corp         Common   806605101       9,042,657     163,668                X                    163,668
Schwab Charles Corp          Common   808512105       1,447,333      15,056                X                     15,056
Smithkline Beecham           Common   832378301     120,680,632   1,687,841                X                  1,687,841
Southtrust Corp              Common   844730101      15,753,364     422,229                X                    422,229
Staples                      Common   855030102       3,533,515     107,467                X                    107,467
Starbucks Corp               Common   855244109      99,994,307   3,563,589                X                  3,563,589
Sterling Comm Inc Com        Common   859205106   18,972,934.50     617,006                X                    617,006
Sun Microsystems Inc         Common   866810104     155,236,415   2,482,591                X                  2,482,591
Sungard Data Systems         Common   867363103      32,649,680     816,242                X                    816,242
Sybron Corp Del              Common   87114F106      24,759,900     990,396                X                    990,396
Texas Instruments Inc        Common   882508104     210,324,248   2,119,136                X                  2,119,136
Time Warner Inc              Common   887315109       2,608,428      36,837                X                     36,837
Tyco Intl Ltd                Common   902124106       1,828,549      25,485                X                     25,485
                                                  -------------
PAGE TOTAL                                        2,716,377,017


Unilever NV                  Common   904784501      13,350,254     200,937                X                    200,937
Univision Communications     Common   914906102      25,191,950     503,839                X                    503,839
US Foodservices              Common   90331R101      16,933,905     364,170                X                    364,170
Wal Mart Stores Inc          Common   931142103       1,283,468      27,847                X                     27,847
Warner Lambert Co            Common   934488107         983,746      14,849                X                     14,849
Waters Corp Com              Common   941848103      23,435,524     223,068                X                    223,068
Wells Fargo & Co             Common   949740104         699,763      19,959                X                     19,959
Xerox Corp                   Common   984121103       1,817,460      34,864                X                     34,864
Yahoo                        Common   984332106       1,855,211      11,018                X                     11,018
                                                  -------------
PAGE TOTAL                                           85,551,282

TOTAL                                             5,980,856,944
                                                  =============